Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of operating leases
	As of December 31, 2022,
	2022	2022
	RMB	US$
Right-of-use assets, net	7,213	1,046

Operating lease liabilities - current	784	114
Operating lease liabilities - non-current	6,515	945
Total operating lease liabilities	7,299	1,059

Schedule of weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	7.42
Weighted average discount rate	4.35%

Schedule of maturities of lease liabilities
Twelve months ending December 31,	RMB
2023	1,080
2024	1,103
2025	1,127
2026	1,150
2027	1,173
2028	1,196
Thereafter	1,732
Total future minimum lease payments	8,561
Less: imputed interest	1,262
Total	7,299